Pension obligations (Schedule of additional information about defined benefit plans) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Obligations [Line Items]
Opening defined benefit obligation	$ 145,129	$ 216,369
Current service costs	5,172	9,392
Past service cost/(curtailment)	50	(583)
Loss on settlements	149	0
Interest cost	6,274	5,938
Benefits paid from plan	(13,721)	(18,637)
Benefits paid from employer	(1,091)	(1,787)
Participant contributions	16	25
Effects of movements in exchange rates	3,043	(16,883)
Arising from changes in demographic assumptions	0	0
Arising from changes in financial assumptions	7,045	(48,960)
Arising from experience adjustments	(1,876)	255
Settlement payments from plan assets	(34,857)	0
Closing defined benefit obligation	$ 115,333	$ 145,129